Consolidated Statements of Cash Flows - Supplemental Disclosure (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Schedule of reconciliation of liabilities arising from financing activities
Year ended December 31, 2017:	Debt
Opening balance	$116,813
Cash flows	(42,253)
Non-cash changes:
Disposition of subsidiaries	(34,996)
Accretion	187
Cumulative transaction adjustments	3,982
Ending balance	$43,733